CONSOLIDATED STATEMENTS OF CASH FLOWS - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (3,225)	$ (3,001)	$ (3,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortisation	0	60	363
Gain on disposal of a subsidiary	0	0	(29)
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(423)	(681)	(696)
Other payables and accruals	(345)	(449)	228
Tax payables	907	840	779
Net cash used in operating activities	(3,086)	(3,231)	(2,862)
Investing activity
Net cash inflow from disposals of subsidiaries (net of cash disposed of HK$27 for the year 2020)	0	0	29
Net cash provided by investing activity	0	0	29
Financing activity
Dividends paid	0	(80,734)	0
Net cash used in financing activity	0	(80,734)	0
Net decrease in cash and cash equivalents	(3,086)	(83,965)	(2,833)
Cash and cash equivalents, beginning of year	98,732	182,697	185,530
Cash and cash equivalents, end of year	95,646	98,732	182,697
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	917	112	1,118
Income taxes paid	$ 0	$ 0	$ 0